Virtus Ceredex Large-Cap Value Equity Fund
Virtus Ceredex Large-Cap Value Equity Fund
Investment Objective
The fund has an investment objective of seeking to provide a high level of capital appreciation.
As a secondary goal, the fund also seeks to provide current income.
Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 182 of the fund's statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund's statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 117 of the fund's statement of additional information.

The Virtus Ceredex Large-Cap Value Equity Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Ceredex Large Cap Value Equity Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Ceredex Large-Cap Value Equity Fund	Class A	Class C		Class I	Class R6	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none	none	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Ceredex Large-Cap Value Equity Fund		Class A		Class C		Class I		Class R6		Class T
Management Fees		0.66%		0.66%		0.66%		0.66%		0.66%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		none		none		0.25%
Other Expenses		0.37%	[1]	0.27%	[1]	0.36%	[1]	0.17%	[1]	0.37%	[2]
Total Annual Fund Operating Expenses		1.28%		1.93%		1.02%		0.83%		1.28%
Less: Fee Waivers and/or Expense Reimbursements	[3]	(0.04%)		(0.21%)		(0.05%)		(0.11%)		(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	1.24%		1.72%		0.97%		0.72%		1.24%
[1]	Restated to reflect current fees and expenses.
[2]	Estimated for current fiscal year, as annualized.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.24% for Class A Shares, 1.72% for Class C Shares, 0.97% for Class I Shares, 0.72% for Class R6 Shares and 1.24% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus Ceredex Large-Cap Value Equity Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	694	954	1,233	2,028
Class C	Sold	275	586	1,022	2,237
Class I	Sold	99	320	558	1,243
Class R6	Sold	74	254	450	1,015
Class T	Sold	373	642	9,391	1,753

Expense Example, No Redemption - Virtus Ceredex Large-Cap Value Equity Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	694	954	1,233	2,028
Class C	Held	175	586	1,022	2,237
Class I	Held	99	320	558	1,243
Class R6	Held	74	254	450	1,015
Class T	Held	373	642	9,391	1,753

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal period, the fund's portfolio turnover rate was 54% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). The subadviser considers large-capitalization companies to be companies with market capitalizations generally within those of companies in the Russell 1000® Value Index. As of December 31, 2017, the market capitalization range of the companies in the Russell 1000® Value Index was $654 million to $489 billion. As a result of its investment strategy, the fund's portfolio turnover rate may be 100% or more and the fund may focus its investments in one or more sectors.

In selecting investments for purchase and sale, the subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company's own valuation history. The subadviser evaluates potential catalysts that may cause an upward re-rating of the stock's valuation. The common stocks purchased for the fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:

>    Depositary Receipts Risk.   The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investments in securities of foreign issuers.

>    Equity Securities Risk.   The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund's shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>    Large Market Capitalization Companies Risk.   The risk that the value of investments in larger companies may not rise as much as smaller companies, or that larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

>    Market Volatility Risk.   The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>    Portfolio Turnover Risk.   The risk that the fund's principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

>    Sector Focused Investing Risk.   The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly.

>    Value Stocks Risk.   The risk that the fund will underperform when value investing is out of favor or that the fund's investments will not appreciate in value as anticipated.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.

The bar chart shows changes in the fund's performance from year to year over a 10-year period. The table shows how the fund's average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance for Class T Shares is not shown here as Class T Shares had not begun operations prior to the date of this prospectus.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did. Annual Return (%)

Best Quarter:	Q2/2009:	15.26%	Worst Quarter:	Q4/2008:	-18.95%	Year to Date (3/31/18):	-4.22%

Average Annual Total Returns (for the periods ended 12/31/17)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus Ceredex Large-Cap Value Equity Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	Return Before Taxes	16.23%	13.79%	8.12%
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	11.76%	10.84%	6.55%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	12.33%	10.34%	6.23%
Class A	Return Before Taxes	9.23%	12.13%	7.17%
Class C	Return Before Taxes	15.38%	12.92%	7.18%
Class R6	Return Before Taxes	16.53%			9.80%	Aug. 01, 2014
Class R6 | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)				9.69%	Aug. 01, 2014
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	13.66%	14.04%	7.10%

The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.